RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	4 Months Ended	9 Months Ended
	Jan. 15, 2021	Sep. 30, 2021
Northern Genesis Acquisition Corp II [Member]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENT

NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENT

In connection with the preparation of the Company’s financial statement as of September 30, 2021, management identified errors made in its historical financial statement where, at the closing of the Company’s Initial Public Offering, the Company improperly valued its common stock subject to possible redemption. The Company previously determined the common shares subject to possible redemption to be equal to the redemption value of $10.00 per share, while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Management determined that the common shares issued during the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside of the Company’s control. Therefore, management concluded that the redemption value should include all shares of common stock subject to possible redemption, resulting in the common shares subject to possible redemption being equal to their redemption value. As a result, management has noted a reclassification error related to temporary equity and permanent equity. This resulted in a restatement adjustment to the initial carrying value of the common stock subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and common stock.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the changes and has determined that the related impact was material to the previously issued audited balance sheet included in the Company’s Current Report on Form 8-K as of January 15, 2021, filed with the SEC on January 22, 2021 (the “Affected Financial Statement”) and as such the Affected Financial Statement should no longer be relied upon. Therefore, the Company, in consultation with its Audit Committee, concluded that its Affected Financial Statement should be restated to report all Public Shares as temporary equity. As such the Company is reporting this restatement to the Affected Financial Statement in this this Registration Statement on Form S-1.

The impact of the restatement on the Company’s balance sheet is reflected in the following table:

Balance Sheet as of January 15, 2021	As Previously Reported	Adjustment	As Restated
Common stock subject to possible redemption	$365,248,633	$48,751,367	$414,000,000
Common stock shares	$1,523	$(488)	$1,035
Additional paid-in capital	$6,415,718	$(6,415,718)	$—
Accumulated deficit	$(1,417,236)	$(42,335,161)	$(43,752,397)
Total Stockholders’ Equity (Deficit)	$5,000,005	$(48,751,367)	$(43,751,362)

NOTE 2.  RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In connection with the preparation of the Company’s financial statements as of September 30, 2021, management identified errors made in its historical financial statements where, at the closing of the Company’s Initial Public Offering, the Company improperly valued its Common stock subject to possible redemption. The Company previously determined the Common stock subject to possible redemption to be equal to the redemption value of $10.00 per share of Common stock while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Management determined that the Common stock issued during the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that the redemption value should include all shares of Common stock subject to possible redemption, resulting in the Common stock subject to possible redemption being equal to their redemption value. As a result, management has noted a reclassification error related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the Common stock subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and Common stock.

The impact of the restatements on the Company’s financial statements is reflected in the following tables.

	As
	Previously		As
Condensed Consolidated Statement of Changes in Stockholders’ Equity (Deficit) March 31, 2021	Reported	Adjustment	Restated
Sale of 41,400,000 Units, net of underwriting discounts	$371,629,911	$(371,629,911)	$—
Initial value of common stock subject to possible redemption at IPO date	(365,248,633)	365,248,633	—
Change in value of common stock subject to redemption	6,295,969	(6,295,969)	—
Accretion for common stock to redemption amount	—	(42,359,126)	(42,359,126)
Total stockholders’ equity (deficit)	5,000,005	(42,455,398)	(37,455,393)

Condensed Consolidated Statement of Changes in Stockholders’ Equity (Deficit) June 30, 2021
Change in value of common stock subject to redemption	$42,455,398	$(42,455,398)	$—
Total stockholders’ equity	(50,666,168)	—	(50,666,168)

In connection with the change in presentation for common stock subject to redemption, the Company also restated its income (loss) per share. The impact of this restatement on the Company’s financial statements is reflected in the following table:

	Basic and diluted	Basic and	Basic and diluted	Basic
	weighted average	diluted	weighted	and
	shares	net loss	average shares	diluted
	outstanding,	per	outstanding,	net loss
	Class A common	share,	Class B common	per share,
	stock subject to	Class A	stock subject to	Class B
	possible	common	possible	common
	redemption	stock	redemption	stock
For the three months ended, September 30, 2021
As Previously Reported	51,750,000	$0.22	—	$—
As Restated	41,400,000	$0.22	10,350,000	$0.22
For the nine months ended, September 30, 2021
As Previously Reported	48,906,593	$0.09	—	$—
As Restated	39,125,275	$0.08	10,275,824	$0.08